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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22542

SSgA Active ETF Trust
(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, MA 02111
(Address of principal executive offices) (Zip code)


Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street / CPH0326
Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Reporting Period: 07/01/2011 - 06/30/2012

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======================= SPDR SSgA Global Allocation ETF ========================

The SPDR SSgA Global Allocation ETF ("Global Allocation ETF") invests its assets in the SSgA Global Allocation Portfolio ("Global Allocation Portfolio") of the SSgA Master Trust. Neither the Global Allocation ETF nor the Global Allocation Portfolio held any votable positions during the reporting period and therefore there is no proxy voting record.





======================= SPDR SSgA Income Allocation ETF ========================

The SPDR SSgA Income Allocation ETF ("Income Allocation ETF") invests its assets in the SSgA Income Allocation Portfolio ("Income Allocation Portfolio") of the SSgA Master Trust. Neither the Income Allocation ETF nor the Income Allocation Portfolio held any votable positions during the reporting period and therefore there is no proxy voting record.



==================== SPDR SSgA Multi-Asset Real Return ETF =====================

The SPDR SSgA Multi-Asset Real Return ETF ("Multi-Asset Real Return ETF") invests its assets in the SSgA Multi-Asset Real Return Portfolio ("Multi-Asset Real Return Portfolio") of the SSgA Master Trust. Neither the Multi-Asset Real Return ETF nor the Multi-Asset Real Return Portfolio held any votable positions during the reporting period and therefore there is no proxy voting record.

================================================================================

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The following funds have not commenced operations as of June 30, 2012:

       SPDR SSgA Conservative Global Allocation ETF
       SPDR SSgA Aggressive Global Allocation ETF
       SPDR Blackstone/GSO Senior Loan ETF

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SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Active ETF Trust
(Registrant)


By: /s/ James Ross
    James Ross
    President
    (Signature and Title)


Date: August 24, 2012



========== END NPX REPORT